Commitments and Contingencies	6 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. The Company does not believe that any currently pending legal or administrative proceeding to which the Company is a party will have a material effect on its business or financial condition.